Business Combination - Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows (Parenthetical) (Detail) $ / shares in Units, shares in Thousands								1 Months Ended	12 Months Ended
	Jan. 01, 2020 USD ($)	Oct. 04, 2019 USD ($)	Oct. 01, 2019 USD ($)	Aug. 16, 2019 USD ($)	May 31, 2019 USD ($) $ / shares shares	Apr. 15, 2019 USD ($) Agreement	Apr. 01, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Business acquisition, pro forma revenue										$ 400,000
Income (loss) from subsidiaries, before tax										41,000
Revenues									$ 7,301,666	2,594,903
Number of centres | Agreement						27
FLORIDA
Business Acquisition [Line Items]
Number of centres | Agreement						21
GEORGIA
Business Acquisition [Line Items]
Number of centres | Agreement						6
Coral Springs [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 2,100,000							$ 100,000
Business acquisition, pro forma revenue									4,100,000	5,400,000
Income (loss) from subsidiaries, before tax									700,000	900,000
Crystal Lake [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 1,200,000							$ 60,000
Business acquisition, pro forma revenue									1,000,000	1,100,000
Income (loss) from subsidiaries, before tax									$ 200,000	200,000
Davie Acquisition [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred			$ 50,000				$ 450,000
Business acquisition, pro forma revenue										247,600,000
Income (loss) from subsidiaries, before tax										54,000
Revenues										500,000
Business acquisition, pro forma income before tax										13,200,000
ADG Acquisitions [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred						$ 216,000,000
Business acquisition, pro forma revenue										277,500,000
Income (loss) from subsidiaries, before tax										29,700,000
Revenues										72,600,000
Business acquisition, pro forma income before tax										25,500,000
Business combination, consideration transferred, equity interests issued and issuable					$ 23,400,000
Business acquisition, share price | $ / shares					$ 3.75
Business acquisition, equity interest issued or issuable, number of shares | shares					6,250
Business combination consideration transferred decrease in amount					$ 200,000
Deltona Acquisition [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred					$ 648,387
Business acquisition, pro forma revenue										248,800,000
Income (loss) from subsidiaries, before tax										1,000,000
Revenues										3,200,000
Business acquisition, pro forma income before tax										13,600,000
Deltona Acquisition [Member] | FLORIDA
Business Acquisition [Line Items]
Income (loss) from subsidiaries, before tax										600,000
Revenues										1,900,000
El Paso Acquisition [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred				$ 11,000,000
Business acquisition, pro forma revenue										256,100,000
Income (loss) from subsidiaries, before tax										3,000,000
Revenues										14,000,000
Business acquisition, pro forma income before tax										15,000,000
Business combination consideration transferred decrease in amount				$ 16,000
El Paso Acquisition [Member] | TEXAS
Business Acquisition [Line Items]
Income (loss) from subsidiaries, before tax										1,100,000
Revenues										5,300,000
West Palm Beach Acquisition [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred		$ 18,000,000
Business acquisition, pro forma revenue										262,400,000
Income (loss) from subsidiaries, before tax										1,600,000
Revenues										19,800,000
Business acquisition, pro forma income before tax										14,400,000
Business combination consideration transferred decrease in amount		$ 100,000
West Palm Beach Acquisition [Member] | FLORIDA
Business Acquisition [Line Items]
Income (loss) from subsidiaries, before tax										400,000
Revenues										4,800,000
ADG Acquisitions, Since Acquisition [Member]
Business Acquisition [Line Items]
Income (loss) from subsidiaries, before tax										17,400,000
Revenues										$ 42,500,000